STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)												6 Months Ended	7 Months Ended	12 Months Ended
	Oct. 27, 2021	Sep. 28, 2021	Aug. 13, 2021	Aug. 09, 2021	Aug. 03, 2021	Jul. 08, 2021	Jun. 28, 2021	Apr. 12, 2021	Feb. 16, 2021	Nov. 30, 2020	Oct. 09, 2020	Nov. 30, 2021	May 31, 2020	May 31, 2021	Nov. 29, 2021	Nov. 28, 2021	Jan. 11, 2021	Jan. 10, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized												800,000,000	800,000,000	800,000,000	250,000,000	800,000,000
Common stock, par value												$ 0.001	$ 0.001	$ 0.001
Number of shares issued			125,692,224
Number of shares issued, value													$ 130
Common stock, shares issued												655,781,078	0	393,742,663			800,000,000	500,000,000
Common stock, shares outstanding												655,781,078	0	393,742,663
Preferred stock, shares authorized												5,000,000	5,000,000	5,000,000
Preferred stock, par value												$ 0.001	$ 0.001	$ 0.001
Intrinsic value of warrants outstanding and exercisable												$ 18,088,731		$ 111,875,388
Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, par value													$ 0.001
Preferred stock, shares issued													870,000	840,000
Preferred stock, shares outstanding													870,000	840,000
Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, par value													$ 0.001
Preferred stock, shares issued													130,000	130,000
Preferred stock, shares outstanding													130,000	130,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, value
Common Stock [Member] | Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares converted														6,546.47
Common Stock [Member] | Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares converted														6,546.47
Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued													130,000
Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued													870,000
Consultant [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued									457,426	27,833,754				28,291,180
Number of shares issued, value									$ 41,666	$ 50,000				$ 91,666
Chief Executive Officer [Member] | Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares converted											30,000
Chief Executive Officer [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares converted											196,394,100
Chief Executive Officer [Member] | Series B Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued			19,200
Equity Method Investment, Ownership Percentage			100.00%
Noteholder [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt, conversion of shares, value	$ 41,317	$ 5,305,486		$ 1,282,083	$ 2,441,889	$ 1,562,083	$ 7,185,520	$ 63,692
Debt, conversion of shares	23,000,000	29,534,319		7,137,037	13,593,388	8,695,727	40,000,000	35,455,872
Shares Issued, Price Per Share	$ 0.00179638	$ 0.00179638		$ 0.00179638	$ 0.00179638	$ 0.00179638	$ 0.00179638